RELATED PARTY TRANSACTIONS - Summary of Transactions Carried Out With Related Parties (Details) - Related Parties - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Expenses
Remuneration paid as consultancy fees	$ 443	$ 756	$ 1,005	$ 1,012
Share-based payments	470	74	971	722
Salaries and wages	269	369	681	458
Other expenses	4	4	8	8
Expenses	$ 1,186	$ 1,203	$ 2,665	$ 2,200